Schedule of Investments (unaudited)
August 31, 2026
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 Franklin New York Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.9%
Guam — 0.3%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A, Refunding	5.125%	10/1/34	$390,000	$413,388 (a)
Series A, Refunding	5.250%	10/1/36	680,000	719,319 (a)
Series A, Refunding	5.375%	10/1/40	525,000	543,750 (a)
Total Guam				1,676,457
New York — 93.8%
Albany, NY, Capital Resource Corp. Revenue:
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/28	600,000	600,658
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/29	1,090,000	1,091,053
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/30	1,050,000	1,050,884
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/31	1,500,000	1,501,135
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/32	505,000	505,321
Kipp Capital Region Public Charter Schools Project, Series 2024	5.000%	6/1/64	2,600,000	2,370,429
Medical Center Hospital Project, Series A, Refunding	5.250%	5/1/50	1,000,000	1,031,193
Medical Center Hospital Project, Series A, Refunding	5.500%	5/1/55	650,000	676,098
Brookhaven, NY, Local Development Corp. Revenue:
Active Retirement Community Inc., Series 2016, Refunding	5.250%	11/1/36	1,200,000	1,202,252
Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	2,000,000	1,828,286
Broome County, NY, Local Development Corp. Revenue:
Good Shepherd Village at Endwell Inc. Project, Series 2021, Refunding	4.000%	7/1/41	2,690,000	2,440,589
United Health Services Hospitals Inc. Project, Series 2020, Refunding, AG	4.000%	4/1/40	1,350,000	1,274,957
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
D’Youville College Project, Series A, Refunding	4.000%	11/1/50	6,535,000	4,802,253
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/30	500,000	500,653
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/37	4,470,000	4,472,881
Build NYC Resource Corp., NY, Revenue:
Classical Charter Schools Project, Series A	4.500%	6/15/43	700,000	621,458
Classical Charter Schools Project, Series A	4.750%	6/15/53	850,000	728,062
Classical Charter Schools Project, Series A	4.750%	6/15/58	725,000	610,295
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	1,000,000	956,136 (b)
Global Community Charter School Project, Series A	5.000%	6/15/42	850,000	765,176
Global Community Charter School Project, Series A	5.000%	6/15/52	1,520,000	1,267,808
Global Community Charter School Project, Series A	5.000%	6/15/57	1,300,000	1,054,703
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/42	550,000	532,611
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/52	1,425,000	1,307,323
Inwood Academy For Leadership Charter School Project, Series A	4.875%	5/1/31	285,000	286,020 (b)
Inwood Academy For Leadership Charter School Project, Series A	5.125%	5/1/38	1,100,000	1,091,023 (b)
Kipp NYC Public School Facilities, Canal West Project, Series 2022	5.250%	7/1/62	6,250,000	6,218,152
Manhattan College Project, Refunding	5.000%	8/1/47	1,000,000	912,391
New World Preparatory Charter School Project, Series A	4.000%	6/15/41	525,000	450,653 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/51	975,000	752,831 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/56	450,000	332,263 (b)
Senior Airport Facilities, Trips Obligated Group, Series 2025	5.500%	7/1/55	1,000,000	1,020,378 (a)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/31	1,265,000	1,245,485 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/41	1,780,000	1,522,655 (b)
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/51	$700,000	$541,493 (b)
Success Academy Charter Schools Project, Series 2024	4.000%	9/1/44	1,050,000	942,800
The Children’s Aid Society Project	5.000%	7/1/45	2,500,000	2,398,196
The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	854,144
Unity Preparatory Charter School of Brooklyn Project, Series A	5.250%	6/15/43	680,000	674,683 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/53	1,000,000	972,684 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/63	1,600,000	1,529,208 (b)
Urban Resource Institute Project, Series A	5.500%	12/1/56	750,000	770,651
Clinton County, NY, Capital Resource Corp. Revenue:
CVES BOCES Project, Series 2025	4.500%	7/1/40	1,100,000	1,102,249 (b)
CVES BOCES Project, Series 2025	4.750%	7/1/43	1,000,000	1,011,266 (b)
CVES BOCES Project, Series 2025	5.000%	7/1/46	800,000	812,703 (b)
Dutchess County, NY, Local Development Corp. Revenue:
Bard College Project, Series A, Refunding	5.000%	7/1/40	1,000,000	1,000,348
Bard College Project, Series A, Refunding	5.000%	7/1/45	3,400,000	3,322,520
Bard College Project, Series A, Refunding	5.000%	7/1/51	4,000,000	3,814,412
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/35	175,000	174,360
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/36	175,000	172,285
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/37	175,000	170,056
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/38	200,000	191,209
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/39	100,000	94,248
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/40	100,000	92,281
Culinary Institute of America Project, Series A-1, Refunding	5.000%	7/1/35	155,000	155,105
Marist College Project, Series 2022	5.000%	7/1/52	4,500,000	4,483,328
Erie County, NY, IDA Revenue, Westchester Park Preservation L.P. Project, Series 2023, FNMA - Collateralized	4.250%	2/1/41	4,385,000	4,143,568
Genesee County, NY, Funding Corp. Revenue, Rochester Regional Health Energy Projects, Series A	5.500%	12/1/55	1,500,000	1,533,893
Hempstead Town, NY, Local Development Corp. Revenue:
Adelphi University Project, Series 2019, Refunding	4.000%	2/1/39	1,000,000	919,600
Evergreen Charter School Project, Series A	5.250%	6/15/52	2,000,000	1,871,216
Molloy College Project, Series 2017, Refunding	5.000%	7/1/37	315,000	316,437
Molloy College Project, Series 2017, Refunding	5.000%	7/1/38	480,000	481,709
Molloy College Project, Series 2018	5.000%	7/1/38	865,000	871,687
Long Island, NY, Power Authority Electric System Revenue:
Series A, Refunding	3.000%	9/1/40	1,000,000	815,495
Series A, Refunding	5.000%	9/1/49	10,000,000	10,227,289
Series A, Refunding	5.250%	9/1/50	1,500,000	1,554,536
Monroe County, NY, Industrial Development Corp. Revenue:
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/44	1,320,000	1,233,135 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/54	2,000,000	1,717,861 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/59	1,350,000	1,140,071 (b)
Highland Hospital of Rochester Project, Refunding	4.000%	7/1/40	3,890,000	3,658,203
Rochester Regional Health Project, Refunding	4.000%	12/1/46	1,250,000	1,047,388
St. John Fisher University Project, Refunding	5.250%	6/1/49	635,000	656,819
St. John Fisher University Project, Refunding	5.250%	6/1/54	850,000	865,483
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
The Rochester General Hospital Project	5.000%	12/1/35	$600,000	$600,812
The Rochester General Hospital Project	5.000%	12/1/46	3,000,000	2,886,566
True North Rochester Preparatory Charter School Project	5.000%	6/1/59	4,120,000	3,843,073 (b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A, Refunding	5.000%	11/15/49	1,000,000	1,023,148
Green Bonds, Series A, Refunding	5.250%	11/15/54	5,000,000	5,162,327
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.250%	11/15/55	1,000,000	1,016,114
Green Bonds, Series A-1	4.000%	11/15/47	3,000,000	2,618,387
Green Bonds, Series C, Refunding, BAM	5.000%	11/15/44	5,000,000	5,109,867
Green Bonds, Series D-2	4.000%	11/15/47	2,000,000	1,761,520
Nassau County, NY, Local Economic Assistance Corp. Revenue, Roosevelt Children’s Academy Charter School Project	5.000%	7/1/55	2,750,000	2,198,622
New York City, NY, GO:
Series A	5.000%	8/1/46	1,450,000	1,482,572
Series A	5.000%	8/1/47	5,300,000	5,432,593
Series A	5.000%	8/1/52	750,000	753,689
Series C	5.000%	8/1/42	5,350,000	5,468,620
Series C	5.250%	3/1/53	5,835,000	5,964,755
Subseries A-1	4.000%	8/1/42	3,500,000	3,218,061
Subseries B-1	5.250%	10/1/43	1,500,000	1,567,828
Subseries B-1	5.250%	10/1/47	4,800,000	4,952,596
Subseries C-1	5.250%	9/1/46	5,000,000	5,206,568
Subseries G-1	5.250%	2/1/53	350,000	358,947
New York City, NY, HDC, MFH Revenue:
Series F-1, FHA	2.500%	11/1/51	5,480,000	3,408,521
Series F-1, FHA	2.600%	11/1/56	4,000,000	2,384,661
Sustainable Development Bonds, Refunding, FHA	2.450%	11/1/45	4,020,000	2,721,280
Sustainable Development Bonds, Series A	3.050%	11/1/42	3,195,000	2,629,257
Sustainable Development Bonds, Series A	4.950%	11/1/58	2,000,000	1,943,029
Sustainable Development Bonds, Series A-1, FHA	4.750%	11/1/54	3,000,000	2,802,073
Sustainable Development Bonds, Series B-1, HUD Section 8	4.750%	11/1/54	2,750,000	2,568,567
Sustainable Development Bonds, Series C-1, Refunding	2.500%	11/1/51	5,000,000	3,109,964
Sustainable Development Bonds, Series C-1, Refunding	2.600%	11/1/56	1,660,000	1,004,660
Sustainable Development Bonds, Series I-1	2.700%	11/1/55	7,000,000	4,386,144
Sustainable Development Bonds, Series I-1	2.800%	11/1/60	3,000,000	1,838,585
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	5,000,000	3,160,649
New York City, NY, HDC, Multi-Family Mortgage Revenue, Tax-Exempt Bonds, Series F	5.250%	12/15/43	2,650,000	2,716,080
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	791,933
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	1,000,000	1,022,995
Series AA	5.250%	6/15/53	10,000,000	10,276,878
Series AA-1	5.000%	6/15/48	2,090,000	2,138,707
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series BB	5.250%	6/15/55	$7,500,000	$7,702,457
Series BB-1, Refunding	3.000%	6/15/44	1,000,000	777,992
Series DD, Refunding	5.250%	6/15/47	4,000,000	4,167,505
New York City, NY, TFA, Building Aid Revenue, Series S-2, Refunding, State Aid Withholding	5.000%	7/15/43	750,000	793,624
New York City, NY, TFA, Future Tax Secured Revenue:
Series B	5.000%	5/1/40	2,000,000	2,099,474
Series B	5.000%	5/1/43	2,150,000	2,219,736
Series C	5.000%	5/1/46	3,500,000	3,577,168
Series D	5.500%	11/1/45	10,000,000	10,697,352
Series F-1	5.250%	2/1/53	5,000,000	5,118,672
Subordinate, Series C-1	4.000%	5/1/40	2,500,000	2,345,916
Subordinated, Series B, Subseries B-1	5.500%	11/1/54	1,250,000	1,316,959
Subordinated, Series I	5.500%	11/1/54	1,300,000	1,369,637
Subseries A-1	5.000%	5/1/45	4,000,000	4,097,531
Subseries C-1	4.000%	5/1/39	5,000,000	4,790,703
New York Counties Tobacco Trust II, Tobacco Settlement Revenue, Series 2001	5.750%	6/1/43	630,000	642,723
New York Counties Tobacco Trust IV, Tobacco Settlement Revenue, Series A, Refunding	5.000%	6/1/38	6,855,000	5,934,094
New York Counties Tobacco Trust VI, Tobacco Settlement Revenue:
Series B, Refunding	5.000%	6/1/36	265,000	265,123
Series B, Refunding	5.000%	6/1/41	250,000	250,067
Series C, Refunding	5.000%	6/1/45	1,000,000	863,974
New York State Convention Center Development Corp. Revenue:
Senior Lien, Hotel Unit Fee Secured, Series A	0.000%	11/15/50	7,000,000	2,108,728
Senior Lien, Hotel Unit Fee Secured, Series A, Refunding	5.000%	11/15/45	800,000	841,327
New York State Dormitory Authority Revenue:
Barnard College, Series A, Refunding	5.000%	7/1/55	1,000,000	1,000,910
General Purpose Bonds, Series A, Unrefunded	5.250%	3/15/52	3,000,000	3,082,501
Iona College, Series 2022, Refunding	5.000%	7/1/31	625,000	662,306
Iona College, Series 2022, Refunding	5.000%	7/1/32	525,000	558,938
Iona College, Series 2022, Refunding	5.000%	7/1/42	225,000	225,359
Iona College, Series A	5.000%	7/1/51	350,000	336,086
New York Institute of Technology, Series 2024	5.000%	7/1/43	770,000	775,203
New York Institute of Technology, Series 2024	5.000%	7/1/44	700,000	703,228
New York Institute of Technology, Series 2024	5.250%	7/1/49	2,300,000	2,306,223
New York Institute of Technology, Series 2024	5.250%	7/1/54	2,900,000	2,859,611
New York University, Series 2011, AMBAC	5.500%	7/1/40	6,000,000	6,673,436
New York University, Series A, Refunding	5.250%	7/1/55	1,000,000	1,032,907
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/45	10,000,000	9,070,823
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,169,566
Northwell Healthcare Inc., Series A, Refunding	5.250%	5/1/54	1,500,000	1,516,716
Pace York University, Series A	5.500%	5/1/49	875,000	889,347
Pace York University, Series A	5.500%	5/1/56	1,750,000	1,760,578
Personal Income Tax, General Purpose Bonds, Series A, Refunding	5.000%	3/15/53	3,500,000	3,541,715
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.000%	10/1/31	$20,000	$20,037
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.125%	10/1/36	40,000	40,070
School Districts Financing Program Bonds, Series A, State Aid Withholding	5.000%	10/1/51	1,000,000	1,016,424
St. Joseph’s College, Series 2021	4.000%	7/1/35	800,000	717,528
St. Joseph’s College, Series 2021	4.000%	7/1/40	200,000	162,808
St. Joseph’s College, Series 2021	5.000%	7/1/51	1,775,000	1,451,893
St. Joseph’s College, Series A, Refunding	4.000%	7/1/34	740,000	674,602
The New School, Series A, Refunding	5.000%	7/1/40	900,000	905,913
Wagner College, Series 2022, Refunding	5.000%	7/1/36	730,000	649,319
Wagner College, Series 2022, Refunding	5.000%	7/1/38	840,000	728,200
White Plains Hospital, Series 2024	5.250%	10/1/49	2,200,000	2,222,071
New York State Dormitory Authority, Mount Sinai Obligated Group Revenue, Series 2025	5.250%	7/1/50	3,000,000	2,968,093
New York State Dormitory Authority, Sales Tax Revenue:
Series A	5.000%	3/15/54	5,000,000	5,049,394
Series B, Refunding	5.000%	3/15/51	2,500,000	2,537,241
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 5, Series A, Refunding	3.000%	3/15/38	1,320,000	1,146,752
Series A, Refunding	5.000%	3/15/55	5,240,000	5,273,458
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/39	5,000	5,112 (c)
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/41	10,000	10,225 (c)
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	2,400,000	2,452,308 (d)(e)
New York State Energy Research & Development Authority Pollution Control Revenue:
New York State Electric & Gas Corp. Project, Series C, Refunding	4.000%	4/1/34	3,600,000	3,660,902
New York State Electric & Gas Corp. Project, Series D, Refunding	3.500%	10/1/29	5,000,000	5,013,736
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	1,000,000	1,043,102 (a)(b)(d)(e)
New York State HFA Revenue, 325 Kent Avenue Housing, Series A, Refunding, FNMA - Collateralized	3.950%	1/1/35	5,000,000	5,001,911 (d)(e)
New York State Liberty Development Corp. Revenue:
1 World Trade Center Project, Series 2021, Refunding	3.000%	2/15/42	1,500,000	1,195,423
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	8,250,000	6,083,491
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	13,975,000	13,995,251 (b)
3 World Trade Center Project, Class 2, Refunding	5.150%	11/15/34	515,000	515,812 (b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	3,000,000	2,233,770
Goldman Sachs Headquarters	5.500%	10/1/37	4,010,000	4,540,140
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	3.000%	11/15/51	7,120,000	4,828,656
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	23,340,000	18,375,428
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	3,075,000	2,200,111
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	5,500,000	5,180,235
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A, Refunding	5.000%	1/1/51	1,000,000	1,016,175
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/41	3,000,000	2,773,826
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	$6,000,000	$5,513,920
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,630,000	1,564,468 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	5,000,000	5,063,131 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,900,000	3,055,153 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	10/1/40	5,000,000	5,076,449 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 202	5.000%	10/1/35	750,000	777,674 (a)
John F. Kennedy International Airport New Terminal Four Project, Series 2022	5.000%	12/1/34	2,500,000	2,658,453 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	5,700,000	5,851,443 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.500%	6/30/60	2,750,000	2,763,542 (a)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series 2025, Refunding	5.500%	12/31/60	2,250,000	2,255,572 (a)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	5.250%	12/31/54	1,500,000	1,512,352 (a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,500,000	3,449,427 (a)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/45	10,000,000	10,389,853
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	4,000,000	3,551,929
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/35	1,000,000	996,311
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/36	1,250,000	1,232,934
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/37	1,000,000	974,216
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/38	1,250,000	1,201,008
Oneida Indian Nation of New York, NY, Tax Exempt Bonds	6.000%	9/1/43	1,200,000	1,272,743 (b)
Onondaga Civic Development Corp. Revenue:
Le Moyne College Project, Series 2015	5.000%	7/1/34	445,000	445,298
Le Moyne College Project, Series 2018, Refunding	5.000%	1/1/43	740,000	735,535
Le Moyne College Project, Series 2021	4.000%	7/1/38	150,000	140,777
Le Moyne College Project, Series 2021	4.000%	7/1/41	215,000	189,380
Le Moyne College Project, Series 2021	5.000%	7/1/46	450,000	437,489
Le Moyne College Project, Series 2021	5.000%	7/1/51	700,000	656,550
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/34	300,000	297,219
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/36	325,000	314,608
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/39	450,000	415,462
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/42	525,000	457,726
Le Moyne College Project, Series B, Refunding	4.000%	7/1/36	425,000	411,410
Le Moyne College Project, Series B, Refunding	4.000%	7/1/39	825,000	761,681
Le Moyne College Project, Series B, Refunding	4.000%	7/1/40	300,000	270,621
Syracuse University Project, Series 2025	5.500%	12/1/56	1,000,000	1,062,573
Port Authority of New York & New Jersey Revenue:
Consolidated Series 217	4.000%	11/1/39	3,250,000	3,214,265
Consolidated Series 217	5.000%	11/1/44	2,700,000	2,790,547
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Consolidated Series 217, Refunding	5.000%	1/15/47	$3,000,000	$3,109,212
Consolidated Series 250, Refunding	5.250%	10/15/51	1,250,000	1,315,725
Poughkeepsie, Dutchess County, NY, GO, Public Improvement Bonds, Series 2019, Refunding	5.000%	6/1/31	490,000	490,475
Southold Local Development Corp. Revenue, Peconic Landing at Southold, Inc. Project, Series 2015	5.000%	12/1/45	2,250,000	2,227,982
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	3,000,000	3,040,873
Syracuse Regional Airport Authority, NY, Revenue, Series 2021, Refunding	5.000%	7/1/33	750,000	787,928 (a)
Tompkins County Development Corp. Revenue, Continuing Care Retirement Community Revenue Bonds, Kendal at Ithaca, Inc. Project, Series A, Refunding	5.000%	7/1/44	2,570,000	2,570,568
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Refunding, Series B, Refunding	0.000%	11/15/32	3,900,000	3,151,081
General-MTA Bridges & Tunnels, Series A	5.250%	11/15/54	1,000,000	1,033,762
MTA Bridges & Tunnels, Senior Lien, Subseries A-1, Refunding	5.000%	11/15/56	2,535,000	2,567,630
Payroll Mobility Tax Senior Lien Bonds, Series C, Refunding	5.250%	5/15/52	5,500,000	5,647,513
Payroll Mobility Tax, Senior Lien, Series D-2	5.500%	5/15/52	3,250,000	3,390,605
Real Estate Transfer Tax Revenue Bonds, Series A	5.500%	12/1/59	5,000,000	5,228,608
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	2,000,000	2,087,680
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	2,725,000	2,781,293
TSASC, Inc., Tobacco Settlement Bonds Revenue, Senior Lien, Series A, Refunding	5.000%	6/1/41	5,000,000	5,021,556
Utility Debt Securitization Authority Revenue, Restructuring Bonds, Series 2023, Refunding	5.000%	12/15/40	4,000,000	4,340,968
Westchester County, NY, IDA Revenue, Armory Plaza Housing, L.P. Project, Series 2023, FNMA - Collateralized HUD Section 8	4.300%	5/1/41	3,152,000	2,922,695 (d)(e)
Westchester County, NY, Local Development Corp. Revenue:
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/32	500,000	523,753
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/37	525,000	545,280
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/41	600,000	611,548
New York Blood Center Project, Series 2024	5.000%	7/1/38	1,000,000	1,044,494
Purchase Housing Corp. II Project	5.000%	6/1/42	1,235,000	1,182,082
Purchase Senior Learning Community Inc. Project, Series A, Refunding	5.000%	7/1/56	2,205,000	1,939,217 (b)
Westchester, NY, Tobacco Asset Securitization Corp. Revenue, Series B, Refunding	5.000%	6/1/41	1,250,000	1,256,696
Yonkers EDC Revenue:
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/39	545,000	526,325
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/49	665,000	592,132
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/54	505,000	435,680
Total New York				555,860,044
Puerto Rico — 1.0%
Cofina Class 2 Trust, Tax Exempt Class, Series 2047	0.000%	8/1/47	1,496,871	494,381
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,667,422
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/41	$3,200,000	$2,972,221
Total Puerto Rico				6,134,024
Washington — 0.8%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,644,718

Total Municipal Bonds (Cost — $585,543,051)				568,315,243
Municipal Bonds Deposited in Tender Option Bond Trust(f) — 1.7%
District of Columbia — 1.7%
Metropolitan Washington, DC, Transit Authority, Dedicated Tax Revenue, Second Lien, Series A (Cost — $10,397,660)	5.000%	5/1/48	10,000,000	10,124,161
Total Investments before Short-Term Investments (Cost — $595,940,711)				578,439,404
			Shares
Short-Term Investments — 2.2%
Putnam Government Money Market Fund, Class P Shares (Cost — $12,922,709)	3.420%		12,922,709	12,922,709 (g)(h)
Total Investments — 99.8% (Cost — $608,863,420)				591,362,113
TOB Floating Rate Notes — (1.1)%				(6,665,000)
Other Assets in Excess of Other Liabilities — 1.3%				7,828,205
Total Net Assets — 100.0%				$592,525,318

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $12,922,709 and the cost was $12,922,709 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	74	12/26	$8,239,236	$8,142,312	$96,924
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin New York Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin New York Municipal Income ETF 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$568,315,243	—	$568,315,243
Municipal Bonds Deposited in Tender Option Bond Trust	—	10,124,161	—	10,124,161
Total Long-Term Investments	—	578,439,404	—	578,439,404
Short-Term Investments†	$12,922,709	—	—	12,922,709
Total Investments	$12,922,709	$578,439,404	—	$591,362,113
Other Financial Instruments:
Futures Contracts††	$96,924	—	—	$96,924
Total	$13,019,633	$578,439,404	—	$591,459,037

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$15,555,073	$137,371,696	137,371,696	$140,004,060	140,004,060

Franklin New York Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$489,166	—	$12,922,709

Franklin New York Municipal Income ETF 2026 Quarterly Report